Infrareit Acquisition (Total Purchase Price Paid) (Details) - USD ($) $ in Millions				6 Months Ended	12 Months Ended
	May 16, 2019	Oct. 18, 2018	Jul. 21, 2017	Jun. 30, 2019	Dec. 31, 2017
Purchase of outstanding InfrREIT shares and units				$ 1,328	$ 25
Sharyland Merger Agreement [Member]
Purchase of outstanding InfrREIT shares and units			$ 25
Total purchase price paid			$ 408
InfraREIT [Member]
Purchase of outstanding InfrREIT shares and units				1,275
Certain transaction costs of InfraREIT paid by Oncor				53
Total purchase price paid	$ 1,328	$ 1,275		$ 1,328